SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Jun. 30, 2012
Accounting Policies [Abstract]
Schedule Of Retirement and Employee Benefit Plans [Table Text Block]

	For the fiscal year ended
	June 30,

	2012	2011

Allocated shares	122,249	100,961
Shares committed to be released	9,338	10,445
Unearned shares	178,339	198,885
Total ESOP shares	309,926	310,291

Fair value of unearned shares at end of period (dollars in thousands)	$1,514	$1,790

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]

A summary of the status of the Company’s stock option plan as of June 30, 2012, and changes during the year then ended is presented below:

		Weighted-	Aggregate
		average	Intrinsic
		exercise	Value
	Shares	price	($000)

Outstanding at beginning of year	325,800	$10.10
Granted	-	-
Exercised	-	-
Forfeited	-	-

Outstanding at end of year	325,800	$10.10	$-

Options exercisable at end of year	325,800	$10.10	$-

Weighted average fair value of options granted			$1.75

Weighted average remaining contractual term of options outstanding and exercisable			3.5 years

Schedule of Share-based Compensation, Activity [Table Text Block]

Information related to the stock option plan during each year ended June 30, follows:

(in thousands)	2012	2011
Intrinsic value of options exercised	$-	$-
Cash received from option exercises	-	-
Tax benefit realized from option exercises	-	-

Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]

The following table summarizes the activity with regard to restricted stock awards during fiscal 2012:

Weighted-average
grant date
	Shares	fair value
Nonvested at July 1, 2011	—	$—
Vested	—	—
Forfeited	—	—

Nonvested at June 30, 2012	—	$—

Schedule of Earnings Per Share Reconciliation [Table Text Block]

The securities represented are only those classified as available-for sale.

Fair Value Measurements Using
Quotes Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
2012
Agency mortgage-backed: residential	$189	$-	$189	$-

2011
Agency mortgage-backed: residential	$203	-	203	-

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

The following table presents the fair value measurements of assets and liabilities measured at fair value on a nonrecurring basis at June 30, 2012 and 2011.

	Fair Value Measurements Using
		Quotes Prices
		in Active	Significant
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
2012
Impaired loans
One- to four-family	$807	$-	$-	$807
Multi-family	631	-	-	631
Other real estate owned, net
One- to four-family	648	-	-	648
Multi-family	233	-	-	233

2011
Impaired loans
One- to four-family	$1,033	$-	$-	$1,033
Other real estate owned, net
One- to four-family	126	-	-	126
Multi-family	186	-	-	186

Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at June 30, 2012:

				Range
	Fair Value	Valuation	Unobservable	(Weighted
	(in thousands)	Technique(s)	Input(s)	Average)
Impaired Loans:
Residential real estate 1-4 family	$807	Sales comparison approach	Adjustments for differences between comparable sales	3.1% To 19.8% (4.3%)
Multi-family	631	Sales comparison approach	Adjustments for differences between comparable sales	5.9% To 15.0% (4.8%)
Repossessed assets:
1-4 family	$648	Sales comparison approach	Adjustments for differences between comparable sales	0.5% To 18.6% (8.6%)
Multi-family	233	Sales comparison approach	Adjustments for differences between comparable sales	20.2% To 38.9% (20.8%)

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis, Valuation Techniques [Table Text Block]

Based on the foregoing methods and assumptions, the carrying value and fair value of the Company’s financial instruments at June 30, 2012 and June 30, 2011 are as follows:

		Fair Value Measurements at
(in thousands)		June 30, 2012 Using
	Carrying
	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$5,735	$5,735			$5,735
Interest-earning deposits	100	100			100
Available-for-sale securities	189		$189		189
Held-to-maturity securities	4,756		5,144		5,144
Loans held for sale	481		500		500
Loans receivable - net	182,473			$190,354	190,354
Federal Home Loan Bank stock	5,641				n/a
Accrued interest receivable	497			497	497

Financial liabilities
Deposits	$134,552	$51,069	$83,906		$134,975
Federal Home Loan Bank advances	27,065		29,429		29,429
Advances by borrowers for taxes and insurance	487			$487	487
Accrued interest payable	64		64		64

The carrying amounts and estimated fair values of financial instruments at June 30, 2011, are as follows:

	Carrying	Fair
(in thousands)	value	value

Financial assets
Cash and cash equivalents	$5,049	$5,049
Interest-earning deposits	100	100
Available-for-sale securities	203	203
Held-to-maturity securities	6,810	7,257
Loans held for sale	—	—
Loans receivable - net	182,796	190,183
Federal Home Loan Bank stock	5,641	n/a
Accrued interest receivable	538	538

Financial liabilities
Deposits	$139,940	$141,408
Federal Home Loan Bank advances	25,261	23,797
Advances by borrowers for taxes and insurance	471	471
Accrued interest payable	91	91

Fair Value, by Balance Sheet Grouping [Table Text Block]

Based on the foregoing methods and assumptions, the carrying value and fair value of the Company’s financial instruments at June 30, 2012 and June 30, 2011 are as follows:

		Fair Value Measurements at
(in thousands)		June 30, 2012 Using
	Carrying
	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$5,735	$5,735			$5,735
Interest-earning deposits	100	100			100
Available-for-sale securities	189		$189		189
Held-to-maturity securities	4,756		5,144		5,144
Loans held for sale	481		500		500
Loans receivable - net	182,473			$190,354	190,354
Federal Home Loan Bank stock	5,641				n/a
Accrued interest receivable	497			497	497

Financial liabilities
Deposits	$134,552	$51,069	$83,906		$134,975
Federal Home Loan Bank advances	27,065		29,429		29,429
Advances by borrowers for taxes and insurance	487			$487	487
Accrued interest payable	64		64		64

The carrying amounts and estimated fair values of financial instruments at June 30, 2011, are as follows:

	Carrying	Fair
(in thousands)	value	value

Financial assets
Cash and cash equivalents	$5,049	$5,049
Interest-earning deposits	100	100
Available-for-sale securities	203	203
Held-to-maturity securities	6,810	7,257
Loans held for sale	—	—
Loans receivable - net	182,796	190,183
Federal Home Loan Bank stock	5,641	n/a
Accrued interest receivable	538	538

Financial liabilities
Deposits	$139,940	$141,408
Federal Home Loan Bank advances	25,261	23,797
Advances by borrowers for taxes and insurance	471	471
Accrued interest payable	91	91

Schedule of Finite-Lived Intangible Assets [Table Text Block]

The carrying basis and accumulated amortization of recognized intangible assets at June 30, 2012 and 2011 is as follows:

(in thousands)	2012	2011

Core deposits
Gross Carrying Amount	$918	$918
Accumulated Amortization	918	831
	$—	$87

Schedule of Related Party Transactions [Table Text Block]

Loans outstanding to executive officers, directors, significant shareholders and their affiliates (related parties) at June 30, 2012 and 2011 are summarized as follows:

(in thousands)	2012	2011

Outstanding principal, beginning of year	$865	$593
Changes in composition of related parties	—	157
Principal disbursed during the year	53	156
Principal repaid and refinanced during the year	(121)	(41)
Outstanding principal, end of year	$797	$865